Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) - $ / shares	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Bottom of range [member]
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 4.8	$ 6.64
Exercise price (in Dollars per share)	$ 4.8	$ 6.6
Risk free interest rate	3.18%	2.60%
Expected life	1 year	2 years
Expected volatility	122.00%	119.00%
Top of range [member]
Share-based compensation - Schedule of fair values of options granted using the Black-Scholes option pricing model (Details) [Line Items]
Grant date share price (in Dollars per share)	$ 6.62	$ 22.75
Exercise price (in Dollars per share)	$ 6.5	$ 24.5
Risk free interest rate	3.35%	2.77%
Expected life	5 years	5 years
Expected volatility	138.00%	136.00%